REGULATORY MATTERS	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
REGULATORY MATTERS
NOTE J - REGULATORY MATTERS

The Company and its subsidiary bank are subject to regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and its subsidiary bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgment by regulators about components, risk weightings, and other related factors.

To ensure capital adequacy, quantitative measures have been established by regulators, and these require the Company and its subsidiary bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined) to risk-weighted assets (as defined), Tier I capital to adjusted total assets (leverage) and common equity Tier 1. Management believes, as of December 31, 2016, that the Company and its subsidiary bank exceeded all capital adequacy requirements.

In 2013, the Federal Reserve voted to adopt final capital rules implementing Basel III requirements for U.S. Banking organizations. Under the final rule, minimum requirements increased for both the quantity and quality of capital held by banking organizations. The final rule includes a new minimum ratio of common equity Tier 1 capital (Tier 1 Common) to risk-weighted assets and a Tier 1 Common capital conservation buffer of 2.5% of risk-weighted assets that will apply to all supervised financial institutions. The rule also raises the minimum ratio of Tier 1 capital to risk-weighted assets and includes a minimum leverage ratio of 4% for all banking organizations. These new minimum capital ratios were effective on January 1, 2015, and will be fully phased in on January 1, 2019.

At December 31, 2016 and 2015, the subsidiary bank was categorized by regulators as well-capitalized under the regulatory framework for prompt corrective action. Under Basel III requirements, a financial institution is considered to be well-capitalized if it has a total risk-based capital ratio of 10% or more, has a Tier I risk-based capital ratio of 8% or more, has a common equity Tier 1 of 6.5%, and has a Tier I leverage capital ratio of 5% or more. There are no conditions or anticipated events that, in the opinion of management, would change the categorization. The actual capital amounts and ratios at December 31, 2016 and 2015 are presented in the following table. No amount was deducted from capital for interest-rate risk exposure.

	Company		Subsidiary
	(Consolidated)		The First
	Amount	Ratio	Amount	Ratio
December 31, 2016
Total risk-based	$157,557	15.5%	$172,572	17.0%
Common equity Tier 1	140,747	13.8%	165,062	16.2%
Tier I risk-based	150,047	14.7%	165,062	16.2%
Tier I leverage	150,047	11.9%	165,062	13.1%
December 31, 2015
Total risk-based	$103,403	11.9%	$102,911	11.8%
Common equity Tier 1	70,587	8.1%	96,164	11.0%
Tier I risk-based	96,656	11.1%	96,164	11.0%
Tier I leverage	96,656	8.7%	96,164	8.6%

The minimum amounts of capital and ratios as established by banking regulators at December 31, 2016, 2015 and 2014, were as follows:

	Company		Subsidiary
	(Consolidated)		The First
	Amount	Ratio	Amount	Ratio
December 31, 2016
Total risk-based	$81,504	8.0%	$81,391	8.0%
Common equity Tier 1	45,846	4.5%	45,782	4.5%
Tier I risk-based	61,128	6.0%	61,043	6.0%
Tier I leverage	50,412	4.0%	50,364	4.0%

December 31, 2015
Total risk-based	$69,753	8.0%	$69,698	8.0%
Common equity Tier 1	39,236	4.5%	39,205	4.5%
Tier I risk-based	52,315	6.0%	52,274	6.0%
Tier I leverage	44,661	4.0%	44,625	4.0%

The Company’s dividends, if any, are expected to be made from dividends received from its subsidiary bank. The OCC limits dividends of a national bank in any calendar year to the net profits of that year combined with the retained net profits for the two preceding years.